RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions	2 Months Ended
Mar. 02, 2023 USD ($)
CoolCo
Related Party Transaction [Line Items]
Employee benefits and share-based compensation	$ 0.1
CoolCo | Related Party
Related Party Transaction [Line Items]
Sublease income	$ 0.1